Annual Total Returns - AMG River Road Large Cap Value Select Fund [BarChart] - AMG River Road Large Cap Value Select Fund - Class N For Participants	May 24, 2021
Bar Chart Table:
Annual Return 2011	5.34%
Annual Return 2012	12.24%
Annual Return 2013	30.47%
Annual Return 2014	10.16%
Annual Return 2015	(1.84%)
Annual Return 2016	9.67%
Annual Return 2017	14.94%
Annual Return 2018	7.84%
Annual Return 2019	10.59%
Annual Return 2020	(4.26%)